Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
3,956	iShares Russell 2000 ETF	$865,375	3.0
7,496	Vanguard S&P 500 ETF	2,956,422	10.2
8,619	Vanguard Value ETF	1,166,754	4.0

	Total Exchange-Traded Funds
	(Cost $4,113,800)	4,988,551	17.2

MUTUAL FUNDS: 82.7%
	Affiliated Investment Companies: 82.7%
9,137	Voya Large-Cap Growth Fund - Class R6	575,999	2.0
81,047	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,174,377	4.0
251,811	Voya Multi-Manager International Equity Fund - Class I	3,480,023	12.0
79,326	Voya Multi-Manager International Factors Fund - Class I	871,794	3.0
152,297	Voya Multi-Manager Mid Cap Value Fund - Class I	1,742,279	6.0
280,278	Voya U.S. Stock Index Portfolio - Class I	5,580,334	19.2
101,529	VY® Columbia Contrarian Core Portfolio - Class I	2,173,728	7.5
87,271	VY® Invesco Comstock Portfolio - Class I	1,745,416	6.0
57,379	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,160,212	4.0
46,720	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,466,998	5.1
120,998	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,729,055	6.0
20,231	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,298,825	7.9

	Total Mutual Funds
	(Cost $21,238,674)	23,999,040	82.7

	Total Investments in Securities (Cost $25,352,474)	$28,987,591	99.9
	Assets in Excess of Other Liabilities	16,638	0.1
	Net Assets	$29,004,229	100.0

(1)	Non-income producing security.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,988,551	$–	$–	$4,988,551
Mutual Funds	23,999,040	–	–	23,999,040
Total Investments, at fair value	$28,987,591	$–	$–	$28,987,591

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$253,644	$35,458	$(263,513)	$(25,589)	$-	$3,979	$25,613	$-
Voya Large-Cap Growth Fund - Class R6	652,849	127,041	(222,852)	18,961	575,999	-	66,046	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,580,140	1,021,964	(1,146,564)	(281,163)	1,174,377	-	303,204	-
Voya Multi-Manager International Equity Fund - Class I	2,604,628	1,242,888	(343,909)	(23,584)	3,480,023	-	123,013	-
Voya Multi-Manager International Factors Fund - Class I	1,297,591	202,971	(615,395)	(13,373)	871,794	-	109,689	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,302,001	482,460	(233,190)	191,008	1,742,279	-	41,854	549
Voya U.S. Stock Index Portfolio - Class I	4,686,382	2,231,598	(1,168,747)	(168,899)	5,580,334	-	414,316	473,602
VY® Columbia Contrarian Core Portfolio - Class I	1,935,588	576,459	(272,947)	(65,372)	2,173,728	12,684	113,660	225,006
VY® Invesco Comstock Portfolio - Class I	1,326,708	701,600	(519,782)	236,890	1,745,416	5,363	57,195	-
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	1,627,338	416,660	(855,250)	(28,536)	1,160,212	4,278	182,310	54,151
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,272,427	437,599	(204,230)	(38,798)	1,466,998	1,084	31,363	165,103
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,317,577	796,729	(210,339)	(174,912)	1,729,055	114	49,652	254,239
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,673,156	946,021	(281,640)	(38,712)	2,298,825	-	92,475	182,910
	$21,530,029	$9,219,448	$(6,338,358)	$(412,079)	$23,999,040	$27,502	$1,610,390	$1,355,560

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $26,346,052.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,691,967
Gross Unrealized Depreciation	(50,428)
Net Unrealized Appreciation	$2,641,539